WORKSITE EMPLOYEE-RELATED ASSETS AND LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2014
Schedule of Components of the Company's WSE - Related Assets and WSE - Related Liabilities

The following schedule presents the components of the Company’s WSE-related assets and WSE-related liabilities (in thousands):

	December 31,		June 30, 2014
	2012	2013
Worksite employee-related assets:
Restricted cash	$25,186	$19,154	$65,297
Restricted investment	2,315	2,317	12,276
Payroll funds collected	137,618	490,058	291,715
Unbilled service revenues, net of advance collection of $18,077, $54,159 and $34,685 at December 31, 2012, 2013 and June 30, 2014, respectively	172,951	200,641	255,974
Accounts receivable, net of allowance for doubtful accounts of $819, $865 and $231 at December 31, 2012 and 2013 and June 30, 2014, respectively	5,931	10,450	9,817
Prepaid health plan expenses	40,946	7,584	5,594
Refundable health plan premiums	12,890	17,601	265
Refundable workers compensation premiums	9,412	20,834	16,565
Prepaid workers compensation expenses	1,401	1,414	2,720
Other payroll assets	2,212	2,384	4,056

Total worksite employee-related assets	$410,862	$772,437	$664,279

Worksite employee-related liabilities:
Unbilled wages accrual	$179,357	$243,640	$283,005
Payroll taxes payable	142,657	358,285	199,760
Health benefits payable	34,477	67,132	81,798
Customer prepayments	16,866	51,902	36,282
Workers compensation payable	15,264	23,453	34,979
Other payroll deductions	10,880	23,212	22,216

Total worksite employee-related liabilities	$399,501	$767,624	$658,040